Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000051979 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000051979 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000051979 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051979 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051981 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000051981 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000051981 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051981 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194069 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000194069 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000194069 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194069 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000194069 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000194069 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000194069 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194068 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000194068 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000194068 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194068 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000194068 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000194068 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000194068 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194070 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194070 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000194070 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194070 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194070 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194070 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000194070 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000194071 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194071 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000194071 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194071 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194071 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194071 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000194071 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204566 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000204566 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000204566 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204566 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000204566 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204566 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000204566 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204567 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204567 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000204567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000204567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000204567 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000204567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000204567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000204567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000204567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204567 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000221977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000221977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000221977 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000221977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221977 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221977 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%